CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 183.4	$ 390.0
Restricted cash	139.7	116.8
Accounts receivable (net of allowance for doubtful accounts of $22.3 and $61.3 as of December 31, 2016 and 2017, respectively)	338.0	321.4
Notes receivable	25.7	6.7
Inventories	293.6	317.6
Advance to suppliers - net	41.2	25.5
Derivative contracts	0.5	0.4
Amount due from related parties	161.7	96.6
Other current assets -net	68.3	55.6
Total current assets	1,252.1	1,330.6
Non-current assets:
Fixed assets - net	837.6	755.5
Intangible assets - net	32.0	16.6
Land use rights - net	49.0	47.9
Goodwill	8.6	1.1
Long-term investments	47.6	20.7
Amount due from related parties	5.6	6.6
Deferred tax assets - net	9.1	6.1
Other non-current assets	21.0	24.0
Total non-current assets	1,010.5	878.5
Total assets	2,262.6	2,209.1
Current liabilities:
Short-term borrowings	385.2	377.4
Long-term borrowings, current portion	294.3	150.5
Accounts payable	180.3	171.1
Notes payable	76.3	107.2
Accrued expenses and other liabilities	66.1	80.7
Warranty provision	31.0	42.2
Customer deposits	10.4	17.3
Deferred revenue	2.0	18.9
Derivative contracts	0.4	1.0
Amount due to related parties	198.2	161.6
Total current liabilities	1,244.2	1,127.9
Non-current liabilities:
Long-term borrowings	436.7	543.7
Long-term notes	99.5	100.0
Long-term warranty provision	17.5	19.0
Deferred tax liabilities -net	8.7	10.3
Total non-current liabilities	562.4	673.0
Total liabilities	1,806.6	1,800.9
Shareholders' equity
Ordinary shares (par value $0.0001 per share; 7,000,000,000 shares authorized; 4,161,175,592 and 4,162,556,067 shares issued and outstanding at December 31, 2016 and December 31, 2017, respectively)	0.4	0.4
Additional paid-in capital	432.2	431.7
Accumulated earnings	94.9	107.3
Accumulated other comprehensive loss	(71.5)	(131.2)
Total shareholders' equity	456.0	408.2
Total liabilities, redeemable ordinary shares and shareholders’ equity	$ 2,262.6	$ 2,209.1